Segment Information and Major Customers (Details Textual)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Foreign Country Accounted Percentage	10.00%	10.00%	11.00%